SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Changes in non-cash working capital balances:
Restricted cash		$ 177
Trade receivables	17,503	(25,737)
Inventories	1,228	2,571
Other current assets	(305)	469
Increase Decrease In Contingent Receivable	13,843	2,135
Accounts payable and accrued liabilities	(20,603)	42,079
Deferred revenue	(179)	557
Contingent liabilities	(432)
Increase Decrease In Other Noncurrent Liabilities		(280)
Total changes in non-cash working capital items	$ 11,055	$ 21,971